Critical accounting judgements and key sources of estimation uncertainty (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Accounting Judgements And Estimates [Abstract]
Disclosure of generation of multiple economic assumptions by quarter and by year
Key annual assumptions made by the Group are shown below. Gross domestic product and Consumer Price Index (CPI) inflation are presented as an annual change, house price growth and commercial real estate price growth are presented as the growth in the respective indices within the period. Unemployment rate and UK Bank Rate are averages for the period. For 31 December 2021, CPI numbers are translations of modelled Retail Price Index excluding mortgage interest payments (RPIX) estimates, except for the base case view.
The key UK economic assumptions made by the Group averaged over a five-year period are also shown below. The use of calendar years maintains a comparability between tables disclosed, noting that comparatives reflect one calendar year earlier.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 2: Critical accounting judgements and key sources of estimation uncertainty (continued)

At 30 June 2022	2022%	2023%	2024%	2025%	2026%	2022 to 2026 average %

Upside
Gross domestic product	3.5	1.2	1.8	1.7	1.7	2.0
Unemployment rate	3.1	2.7	2.9	3.2	3.4	3.1
House price growth	3.2	3.6	9.3	5.9	4.3	5.2
Commercial real estate price growth	9.2	1.8	0.9	(0.9)	(0.2)	2.1
UK Bank Rate	1.64	3.12	2.97	2.88	2.78	2.68
CPI inflation	8.6	5.5	2.5	1.9	2.2	4.1

Base case
Gross domestic product	3.3	0.6	1.5	1.6	1.7	1.7
Unemployment rate	3.8	4.2	4.4	4.5	4.5	4.3
House price growth	1.8	(1.4)	3.4	1.2	1.0	1.2
Commercial real estate price growth	1.8	(5.0)	(1.6)	(1.3)	0.8	(1.1)
UK Bank Rate	1.44	2.25	2.00	2.00	2.00	1.94
CPI inflation	8.6	5.5	2.2	1.3	1.5	3.8

Downside
Gross domestic product	3.0	(0.1)	1.1	1.4	1.7	1.4
Unemployment rate	4.5	6.0	6.3	6.1	5.9	5.8
House price growth	(0.1)	(7.6)	(4.6)	(5.1)	(3.5)	(4.2)
Commercial real estate price growth	(4.4)	(11.9)	(5.5)	(3.6)	(0.7)	(5.3)
UK Bank Rate	1.25	1.23	0.80	0.85	0.95	1.02
CPI inflation	8.7	5.5	1.8	0.6	0.7	3.5

Severe downside
Gross domestic product	1.6	(1.8)	1.0	1.4	1.6	0.8
Unemployment rate	5.8	8.7	8.7	8.3	7.7	7.8
House price growth	(1.6)	(14.0)	(12.3)	(10.5)	(6.4)	(9.1)
Commercial real estate price growth	(14.9)	(20.9)	(11.0)	(5.6)	1.0	(10.6)
UK Bank Rate – modelled	0.76	0.18	0.18	0.21	0.24	0.31
UK Bank Rate – adjusted	2.94	4.75	3.00	2.25	2.25	3.04
CPI inflation – modelled	8.6	5.1	0.9	(0.5)	(0.5)	2.7
CPI inflation – adjusted	9.8	13.7	4.1	1.7	0.1	5.9

Probability-weighted
Gross domestic product	3.1	0.3	1.5	1.5	1.7	1.6
Unemployment rate	4.0	4.7	5.0	5.0	4.9	4.7
House price growth	1.3	(3.0)	1.2	(0.5)	(0.1)	(0.2)
Commercial real estate price growth	0.5	(6.6)	(3.0)	(2.3)	0.1	(2.3)
UK Bank Rate – modelled	1.37	2.00	1.75	1.74	1.75	1.72
UK Bank Rate – adjusted	1.59	2.46	2.03	1.94	1.95	1.99
CPI inflation – modelled	8.6	5.5	2.0	1.1	1.3	3.7
CPI inflation – adjusted	8.8	6.3	2.3	1.3	1.3	4.0
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 2: Critical accounting judgements and key sources of estimation uncertainty (continued)

At 31 December 2021	2021%	2022%	2023%	2024%	2025%	2021 to 2025 average %

Upside
Gross domestic product	7.1	4.0	1.4	1.3	1.4	3.0
Unemployment rate	4.4	3.3	3.4	3.5	3.7	3.7
House price growth	10.1	2.6	4.9	4.7	3.6	5.1
Commercial real estate price growth	12.4	5.8	0.7	1.0	(0.6)	3.7
UK Bank Rate	0.14	1.44	1.74	1.82	2.03	1.43
CPI inflation	2.6	5.9	3.3	2.6	3.3	3.5

Base case
Gross domestic product	7.1	3.7	1.5	1.3	1.3	2.9
Unemployment rate	4.5	4.3	4.4	4.4	4.5	4.4
House price growth	9.8	0.0	0.0	0.5	0.7	2.1
Commercial real estate price growth	10.2	(2.2)	(1.9)	0.1	0.6	1.2
UK Bank Rate	0.14	0.81	1.00	1.06	1.25	0.85
CPI inflation	2.6	5.9	3.0	1.6	2.0	3.0

Downside
Gross domestic product	7.1	3.4	1.3	1.1	1.2	2.8
Unemployment rate	4.7	5.6	5.9	5.8	5.7	5.6
House price growth	9.2	(4.9)	(7.8)	(6.6)	(4.7)	(3.1)
Commercial real estate price growth	8.6	(10.1)	(7.0)	(3.4)	(0.3)	(2.6)
UK Bank Rate	0.14	0.45	0.52	0.55	0.69	0.47
CPI inflation	2.6	5.8	2.8	1.3	1.6	2.8

Severe downside
Gross domestic product	6.8	0.9	0.4	1.0	1.4	2.1
Unemployment rate	4.9	7.7	8.5	8.1	7.6	7.3
House price growth	9.1	(7.3)	(13.9)	(12.5)	(8.4)	(6.9)
Commercial real estate price growth	5.8	(19.6)	(12.1)	(5.3)	(0.5)	(6.8)
UK Bank Rate	0.14	0.04	0.06	0.08	0.09	0.08
CPI inflation	2.6	5.8	2.3	0.5	0.9	2.4

Probability-weighted
Gross domestic product	7.0	3.4	1.3	1.2	1.3	2.8
Unemployment rate	4.6	4.7	5.0	5.0	4.9	4.8
House price growth	9.6	(1.4)	(2.3)	(1.7)	(1.0)	0.6
Commercial real estate price growth	9.9	(3.9)	(3.7)	(1.2)	(0.1)	0.1
UK Bank Rate	0.14	0.82	0.99	1.04	1.20	0.83
CPI inflation	2.6	5.9	2.9	1.7	2.2	3.1
Key quarterly assumptions made by the Group in the base case scenario are shown below. Gross domestic product is presented quarter-on-quarter. House price growth, commercial real estate price growth and CPI inflation are presented year-on-year i.e from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

At 30 June 2022	First quarter 2022%	Second quarter 2022%	Third quarter 2022%	Fourth quarter 2022%	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%

Gross domestic product	0.8	(0.4)	0.1	0.2	0.2	0.2	0.4	0.4
Unemployment rate	3.7	3.8	3.8	3.9	4.0	4.2	4.3	4.3
House price growth	11.1	10.5	6.8	1.8	(2.2)	(4.1)	(3.7)	(1.4)
Commercial real estate price growth	18.0	15.3	9.5	1.8	(4.3)	(6.3)	(5.3)	(5.0)
UK Bank Rate	0.75	1.25	1.75	2.00	2.25	2.25	2.25	2.25
CPI inflation	6.2	9.1	9.3	10.0	9.0	5.4	5.0	2.8

At 31 December 2021	First quarter 2021%	Second quarter 2021%	Third quarter 2021%	Fourth quarter 2021%	First quarter 2022%	Second quarter 2022%	Third quarter 2022%	Fourth quarter 2022%

Gross domestic product	(1.3)	5.4	1.1	0.4	0.1	1.5	0.5	0.3
Unemployment rate	4.9	4.7	4.3	4.3	4.4	4.3	4.3	4.3
House price growth	6.5	8.7	7.4	9.8	8.4	6.1	3.2	0.0
Commercial real estate price growth	(2.9)	3.4	7.5	10.2	8.4	5.2	0.9	(2.2)
UK Bank Rate	0.10	0.10	0.10	0.25	0.50	0.75	1.00	1.00
CPI inflation	0.6	2.1	2.8	4.9	5.3	6.5	6.3	5.3

Disclosure of ECL sensitivity to economic assumptions
The table below shows the Group’s ECL for the upside, base case, downside and severe downside scenarios. The stage allocation for an asset is based on the overall scenario probability-weighted PD and, hence, the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments and post-model adjustments is constant, reflecting the basis on which they are evaluated. Judgements applied through changes to inputs are reflected in the scenario sensitivities. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift being £376 million compared to £223 million at 31 December 2021.

At 30 June 2022	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m

UK mortgages	837	462	610	980	2,213
Credit cards	629	546	597	686	804
Other Retail	997	949	981	1,029	1,093
Commercial Banking	1,411	1,215	1,310	1,482	2,093
Other	246	244	246	246	247
ECL allowance	4,120	3,416	3,744	4,423	6,450

At 31 December 2021
UK mortgages	837	637	723	967	1,386
Credit cards	521	442	500	569	672
Other Retail	908	844	892	947	1,034
Commercial Banking	1,333	1,196	1,261	1,403	1,753
Other	443	441	443	444	446
ECL allowance	4,042	3,560	3,819	4,330	5,291
The table below shows the impact on the Group’s ECL resulting from a 1 percentage point (pp) increase or decrease in the UK unemployment rate. The increase or decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario. An immediate increase or decrease would drive a more material ECL impact as it would be fully reflected in both 12-month and lifetime PDs.

	At 30 June 2022		At 31 December 2021
1pp increase in unemployment £m		1pp decrease in unemployment £m	1pp increase in unemployment £m	1pp decrease in unemployment £m

UK mortgages	13	(11)	23	(18)
Credit cards	22	(22)	20	(20)
Other Retail	14	(13)	14	(14)
Commercial Banking	53	(45)	49	(42)
Other	1	(1)	1	(1)
ECL impact	103	(92)	107	(95)
The table below shows the impact on the Group’s ECL in respect of UK mortgages resulting from an increase or decrease in loss given default for a 10 percentage point (pp) increase or decrease in the UK House Price Index (HPI). The increase or decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario. The increased ECL sensitivity in the period has resulted from the change in definition of default and associated model changes. This has resulted in greater univariate sensitivity of predicted defaults and possession rates to future house price levels, alongside the direct impact on forecast sale values.

	At 30 June 2022		At 31 December 2021
	10pp increase in HPI	10pp decrease in HPI	10pp increase in HPI	10pp decrease in HPI

ECL impact, £m	(137)	216	(112)	162
The table below analyses total ECL allowance by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of management judgement.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 2: Critical accounting judgements and key sources of estimation uncertainty (continued)

			Judgements due to:
At 30 June 2022	Modelled ECL £m	Individually assessed £m	COVID-19[1] £m	Inflationary risk £m	Other £m	Total ECL £m

UK mortgages	565	—	39	—	233	837
Credit cards	528	—	18	91	(8)	629
Other Retail	856	—	16	63	62	997
Commercial Banking	413	911	17	121	(51)	1,411
Other	46	—	200	—	—	246
Total	2,408	911	290	275	236	4,120

At 31 December 2021
UK mortgages	292	—	67	52	426	837
Credit cards	436	—	94	—	(9)	521
Other Retail	801	—	57	—	50	908
Commercial Banking	281	905	161	—	(14)	1,333
Other	43	—	400	—	—	443
Total	1,853	905	779	52	453	4,042
[1]Judgements introduced to address the impact that COVID-19 and resulting interventions have had on the Group’s economic outlook and observed loss experience, which have required additional model limitations to be addressed.